Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

As of December 31, 2025 and 2024, property and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Furniture and fixture	$117,474	$117,710
Office equipment	32,420	27,671
Motor vehicle	82,627	82,793
Less: accumulated depreciation	(228,248)	(227,149)
Total property and equipment, net	$4,273	$1,025

Depreciation expenses were $1,552, $1,210 and $1,712 for the years ended December 31, 2025, 2024 and 2023, respectively.